CONSOLIDATED STATEMENTS OF CHANGES IN (DEFICIT) EQUITY ¥ in Thousands, $ in Thousands		Total (deficit)/equity attributable to shareholders of the Company CNY (¥)	Ordinary shares Class A ordinary shares with liquidation preference CNY (¥) shares	Ordinary shares Class A ordinary shares CNY (¥) shares	Ordinary shares Class B ordinary shares CNY (¥) shares	Additional paid-in capital CNY (¥)	Accumulated deficit CNY (¥)	Accumulated other comprehensive loss CNY (¥)	Non-controlling interests CNY (¥)	Class A ordinary shares shares	Class B ordinary shares shares	CNY (¥)		USD ($)
Balances at the beginning at Dec. 31, 2019		¥ (295,339)	¥ 43	¥ 74	¥ 56		¥ (295,512)		¥ (4,418)			¥ (299,757)
Balances at the beginning (in shares) at Dec. 31, 2019 | shares			60,912,400	97,909,001	73,680,917
CHANGES IN (DEFICIT) EQUITY
Profit (loss) for the period		42,051					42,051		(4,229)			37,822
Total comprehensive income (loss)		42,051					42,051		(4,229)			37,822
Acquisition of non-controlling interest									(780)			(780)
Accretion to the redemption value of redeemable Class A ordinary shares		(52,881)					(52,881)					(52,881)	[1]
Balances at the end at Dec. 31, 2020		(306,169)	¥ 43	¥ 74	¥ 56		(306,342)		(9,427)			(315,596)
Balances at the end (in shares) at Dec. 31, 2020 | shares			60,912,400	97,909,001	73,680,917
CHANGES IN (DEFICIT) EQUITY
Profit (loss) for the period		145,054					145,054		(5,384)			139,670
Other comprehensive income/loss		(8,947)						¥ (8,947)				(8,947)
Total comprehensive income (loss)		136,107					145,054	(8,947)	(5,384)			130,723
Accretion to the redemption value of redeemable Class A ordinary shares		(15,115)					(15,115)					(15,115)	[1]
Reclassification of Class A ordinary shares with liquidation preference upon termination of preference rights	[2]		¥ (43)	¥ 43
Reclassification of Class A ordinary shares with liquidation preference upon termination of preference rights (in shares) | shares	[2]		(60,912,400)	60,912,400
Reclassification of redeemable Class A ordinary shares upon termination of preference rights	[3]	896,508		¥ 107		¥ 896,401						896,508
Reclassification of redeemable Class A ordinary shares upon termination of preference rights (in shares) | shares	[3]			153,290,800
Shares repurchase		(111,260)		¥ (6)		(111,254)						(111,260)
Shares repurchase (in shares) | shares				(8,822,664)
Distribution to shareholders		(20,645)				(20,645)						(20,645)
Balances at the end at Dec. 31, 2021		579,426		¥ 218	¥ 56	764,502	(176,403)	(8,947)	(14,811)			564,615
Balances at the end (in shares) at Dec. 31, 2021 | shares				303,289,537	73,680,917					303,289,537	73,680,917
CHANGES IN (DEFICIT) EQUITY
Profit (loss) for the period		7,824					7,824		(614)			7,210
Other comprehensive income/loss		(219)						(219)				(219)
Total comprehensive income (loss)		7,605					7,824	(219)	(614)			6,991
Balances at the end at Mar. 31, 2022		587,031		¥ 218	¥ 56	764,502	(168,579)	(9,166)	(15,425)			571,606
Balances at the end (in shares) at Mar. 31, 2022 | shares				303,289,537	73,680,917
Balances at the beginning at Dec. 31, 2021		579,426		¥ 218	¥ 56	764,502	(176,403)	(8,947)	(14,811)			564,615
Balances at the beginning (in shares) at Dec. 31, 2021 | shares				303,289,537	73,680,917					303,289,537	73,680,917
CHANGES IN (DEFICIT) EQUITY
Profit (loss) for the period		98,099					98,099		(2,017)			96,082		$ 13,932
Other comprehensive income/loss		(1,918)						(1,918)				(1,918)		(279)
Total comprehensive income (loss)		96,181					98,099	(1,918)	(2,017)			94,164		13,653
Acquisition of non-controlling interest		(7,279)				(7,279)			6,929			(350)
Initial public offering ("IPO") proceeds net of listing expenses		365,784		¥ 11		365,773						365,784
Initial public offering ("IPO") proceeds net of listing expenses (in shares) | shares				16,387,500
Share-based compensation		163,193				163,193						163,193
Balances at the end at Dec. 31, 2022		1,197,305		¥ 229	¥ 56	1,286,189	(78,304)	(10,865)	(9,899)			1,187,406		172,158
Balances at the end (in shares) at Dec. 31, 2022 | shares				319,677,037	73,680,917					319,677,037	73,680,917
CHANGES IN (DEFICIT) EQUITY
Profit (loss) for the period		17,875					17,875		197			18,072		2,629
Other comprehensive income/loss		(2,080)						(2,080)				(2,080)		(303)
Total comprehensive income (loss)		15,795					17,875	(2,080)	197			15,992		2,326
Share-based compensation		141,580				141,580						141,580
Balances at the end at Mar. 31, 2023		¥ 1,353,652		¥ 229	¥ 56	¥ 1,427,769	¥ (61,457)	¥ (12,945)	¥ (9,702)			¥ 1,343,950		$ 195,693
Balances at the end (in shares) at Mar. 31, 2023 | shares				319,677,037	73,680,917					319,677,037	73,680,917

[1]	Represent Series C shares of Atour Shanghai prior to Restructuring (see Note 12)
[2]	Represent Series A shares of Atour Shanghai prior to Restructuring (see Note 12)
[3]	Represent Series B and C shares of Atour Shanghai prior to Restructuring (see Note 12)